SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed financial statements were issued. Based upon this review, other than disclosed below or within these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On May 9, 2024, the Company entered into four separate Subscription Agreements with the Sponsor, VKSS Capital, LLC (the “Affiliate”), and the four separate investors (the “Investors”), whereby, to support the Company’s anticipated de-SPAC transaction, the Investors collectively contributed to Sponsor a total of $500,000 and, in turn, the Sponsor loaned $500,000 to the Company.

On May 22, 2024, the held the 2024 Extension Meeting. At the 2024 Extension Meeting, the Company’s shareholders were asked to vote on a proposal to approve, among other things, extending the date by which the Company must consummate an initial business combination from May 23, 2024 to February 17, 2025. In connection with the approval of the 2024 Extension Amendment, holders of 1,226,085 of the Company’s Class A ordinary shares exercised their right to redeem those shares for cash at an approximate price of $11.24 per share, for an aggregate of approximately $13.8 million.

In connection with the 2024 Extension Meeting, the Company and the Sponsor entered into a non-redemption agreement (the “Non-Redemption Agreement”) with an unaffiliated third-party shareholder in exchange for such shareholder agreeing not to redeem (or to validly rescind any redemption requests on) 450,000 of the Company’s Class A ordinary shares (the “Non-Redeemed Shares”) in connection with the 2024 Extension Meeting. In exchange for the foregoing commitment not to redeem such shares, for the 450,000 Non-Redeemed Shares, the Sponsor has agreed to transfer to such shareholder 75,000 Class A ordinary shares of the Company held by the Sponsor and 75,000 Class A ordinary shares which will be issued to the Sponsor upon the closing of the Company’s initial Business Combination. The Non-Redemption Agreement increased the amount of funds that remained in the Company’s Trust Account following the 2024 Extension Meeting.

Pursuant to the terms of the Merger Agreement, because the conditions to the closing of the proposed initial business combination with Visiox were not satisfied or waived by May 31, 2024, PowerUp and Visiox each have the right to terminate the Merger Agreement and abandon the transactions contemplated thereby by providing written notice to the other party.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued. Other than described below, there have been no events that have occurred that would require adjustments to the disclosures of the consolidated financial statements.

On January 9, 2024, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and Apogee Pharma Inc. (“Apogee”), pursuant to which the Apogee loaned an aggregate of $50,000 to the Sponsor and the Sponsor loaned $50,000 to the Company.

On January 10, 2024, the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and Jinal Sheth as lender, pursuant to which the lender loaned an aggregate of $150,000 to the Sponsor and the Sponsor loaned $150,000 to the Company.

On March 5, 2024, the Company entered into Subscription Agreements with four investors who agreed to contribute to the Sponsor an aggregate of $1,000,00 to support the Company’s de-SPAC transaction.   The Company has certain obligations under Subscription Agreements, including to issue shares of its Class A ordinary shares to the investors in connection with the de-SPAC transaction and to pay or cause to be repaid the contributions of the investors.

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

The Company has completed an evaluation of all subsequent events after the balance sheet date of March 31, 2024 through the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of March 31, 2024, and events which occurred subsequently but were not recognized in the financial statements. The Company has not identified any subsequent events that require disclosure.

13. SUBSEQUENT EVENTS

The Company has completed an evaluation of all subsequent events after the balance sheet date of December 31, 2023 through the date the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2023, and events which occurred subsequently but were not recognized in the financial statements.

Subsequent to year-end, the Company received $1,000,000 in aggregate funding from SRIRAMA Associates in relation to the convertible promissory Note. Funds were received on various dates throughout the months of January and March.